DEBT (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011 item	Dec. 31, 2013	Dec. 31, 2012
Recourse factoring on account receivable
Debt
Number of debt instruments	1
Amount of available factoring line	$ 4.6
Number of customers with whom recourse factoring on accounts receivable is entered into by the entity	1
Expiration term of the debt instrument	12 months
Amount drawn-down under factoring line		0	0
Bank loans
Debt
Loans outstanding		$ 0	$ 0